Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following as of the date indicated:

	As of December 31, 2024	As of December 31, 2023
Accounts receivable	$2,744,118	$1,906,222
Less: allowance for credit losses	(915,074)	(669,974)
Subtotal accounts receivable, net	1,829,044	1,236,248
Accounts receivable - related party	1,092,960	305,669
Less: allowance for credit losses – related party	(116,511)	-
Subtotal accounts receivable – related party, net	976,449	305,669
Total accounts receivable, net	$2,805,493	$1,541,917

Schedule of Allowance for Expected Credit Losses

Movement of allowance for expected credit losses (including related party) consisted of the following as of the date indicated:

	December 31, 2024	December 31, 2023
Beginning balance	$669,974	$259,690
Addition	408,569	907,021
Write-off	(46,958)	(496,737)
Ending balance	$1,031,585	$669,974